Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2022 USD ($)
ASSETS
Total current assets	¥ 525,982		¥ 516,842		$ 83,378
Total non-current assets	76,551		450,351		12,135
TOTAL ASSETS	602,533		967,193		95,513
LIABILITIES
Amounts due to related parties	883		1,495		140
Accrued expenses and other current liabilities	68,289		86,947		10,825
Operating lease liabilities-current	3,185		52,674		505
Income tax payable	14,722		10,630		2,334
Deferred revenue	6,492		75,242		1,029
Total current liabilities	93,571		226,988		14,833
Deferred tax liabilities	725		1,673		115
Operating lease liabilities - non-current	5,743		92,144		910
Total non-current liabilities	6,468		93,817		1,025
TOTAL LIABILITIES	100,039		320,805		15,858
Total revenue	250,223	$ 39,665	280,282	¥ 389,049
Operating loss	(66,214)	(10,496)	(36,475)	(131,037)
Net loss	(118,732)	(18,822)	(27,886)	(109,569)
Net cash provided by (used in) operating activities	(91,321)	(14,477)	31,124	82,195
Net cash (used in) provided by investing activities	4,297	682	(68,004)	(98,746)
Net cash provided by financing activities	(25,555)	(4,052)	198	(26,417)
VIEs
ASSETS
Total current assets	64,735		143,671		10,262
Total non-current assets	61,160		236,098		9,695
TOTAL ASSETS	125,895		379,769		19,957
LIABILITIES
Amounts due to related parties	883		1,495		140
Accrued expenses and other current liabilities	64,449		82,736		10,216
Operating lease liabilities-current	2,626		52,290		416
Income tax payable	12,339		8,316		1,956
Deferred revenue	6,492		75,242		1,029
Total current liabilities	86,789		220,079		13,757
Deferred tax liabilities	725		1,673		115
Operating lease liabilities - non-current	5,152		78,828		817
Total non-current liabilities	5,877		80,501		932
TOTAL LIABILITIES	92,666		300,580		$ 14,689
Total revenue	250,223	39,665	280,282	389,049
Operating loss	(63,619)	(10,085)	(13,652)	(101,126)
Net loss	(80,976)	(12,836)	(5,529)	(96,977)
Net cash provided by (used in) operating activities	(70,397)	(11,159)	43,753	54,778
Net cash (used in) provided by investing activities	(2,294)	(364)	(33,758)	(29,206)
Net cash provided by financing activities	¥ 21,349	$ 3,384	¥ 198	¥ 724